RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related parties of $19,082 as of December 31, 2016 consists of (i) trade receivable of $1,446 for solar power products sold to Gaochuangte, the Company's 40% owned affiliate, (ii) prepayments for bid deposits of $1,897 to CSI Skypower, the Company's 50% owned affiliate, and (iii) trade receivable of $15,739 for solar power products sold and development services provided to Tranquillity, Garland and Roserock, the Company's 49% owned affiliates. No amount was due as of December 31, 2016.

        The amount due from related parties of $104,579 as of December 31, 2015 consists of (i) trade receivable of $1,619 for solar power products sold to Gaochuangte, (ii) prepayments for bid deposits of $1,836 to CSI Skypower, and (iii) trade receivable of $101,124 for solar power products sold and development services provided to Tranquillity, Garland and Roserock. No amount was due as of December 31, 2015.

        The amount due to related parties of $19,912 as of December 31, 2016 consists of (i) a trade payable of $19,912 due to Gaochuangte for the EPC service fees.

        The amount due to related parties of $90,002 as of December 31, 2015 consists of (i) advance of $36,982 from the Company's 49% owned affiliates, (ii) a trade payable of $25,827 due to Gaochuangte for the EPC service fees, (iii) advances receipt of development services fee of $27,116 from Tranquillity and Roserock, and (iv) a government award of $77 to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major shareholder of the Company, which was initially paid to the Company.

Related party transactions:

Guarantees and loans

        In each of the three years ended December 31, 2016, Dr. Shawn Qu fully guaranteed one-year loan facilities of RMB896 million ($129.2 million) from Chinese commercial banks. Amounts drawn down from the facilities as at December 31, 2015 and 2016 were $78,225 and $79,558, respectively.

        Dr. Shawn Qu fully guaranteed a two-year loan facility of RMB450 million ($69.3 million) from Chinese commercial banks in 2015. Amounts drawn down from the facilities were $63,113 and $55,466 as at December 31, 2015 and 2016, respectively.

        Dr. Shawn Qu fully guaranteed three-year loan facilities of $150 million from Chinese commercial banks in 2015. Amounts drawn down as at December 31, 2015 were nil. The facility was fully drawn down as at December 31, 2016.

        In the first quarter of 2015, Dr. Shawn Qu loaned the Company $35.0 million at an interest rate of 4.25% per annum. The Company fully repaid the loan, including interest of $21, in March 2015.

        In January 2014, Dr. Shawn Qu loaned the Company an aggregate of $25.0 million at an interest rate of 4.27% per annum. The Company fully repaid the loan, including interest of $112, in February 2014.

        In 2015, Recurrent entered into buyer payment guaranties with a third party supplier in connection with certain solar module supply agreements of Tranquillity and Garland, pursuant to which Recurrent unconditionally guarantees to the third party supplier the timely payment in full when due and other payment obligations of Tranquillity and Garland required under the solar module supply agreements. The payable balance due by Tranquillity and Garland was $98.2 million and nil, respectively, as of December 31, 2015 and was nil and $11.1 million, respectively, as of December 31, 2016.

Sales and purchase contracts with affiliates

        In 2016, the Company sold solar power products to Roserock and Garland in the amount of $247,743, provided development services to Tranquillity, Garland and Roserock in the amount of $48,711.

        In 2015, the Company sold solar power products to Gaochuangte in the amount of RMB39,922 ($6,508), sold solar power products to Roserock and Garland in the amount of $28,132, provided development services to Tranquillity, Garland and Roserock in the amount of $69,712.

        In 2014, the Company sold solar power products to Gaochuangte in the amount of RMB15,740 ($2,569).

        In 2016, 2015 and 2014, the Company incurred costs of RMB54,891 ($8,274), RMB175,272 ($28,159) and RMB33,884 ($5,515) to Gaochuangte for EPC services related to the Company's solar power projects, respectively. These amounts were recorded in project assets.